SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details)	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023
CHINA
Balance sheet items, except for equity accounts	7.2567	7.2672
Items in the statements of income and cash flows	7.2070		7.2193
CHINA | Gamehaus Inc [Member]
Balance sheet items, except for equity accounts		7.2672		7.2513
Items in the statements of income and cash flows		7.2248		6.9536
HONG KONG | Gamehaus Inc [Member]
Balance sheet items, except for equity accounts		7.8083		7.8363
Items in the statements of income and cash flows		7.8190		7.8373